STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected Volatility, minimum	116.00%	104.10%
Expected Volatility, maximum	117.00%	136.00%
Risk-free interest rate, minimum	1.20%	1.60%
Risk-free interest rate, maximum	2.05%	2.22%
Expected term (in years)	5 years
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Expected term (in years)		6 years
Maximum [Member]
Expected term (in years)		9 years 7 months 2 days